Basis of Accounting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Basis Of Accounting
Basis of Accounting

	Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
Basic and diluted net income per share:
Numerator
Allocation of net income (loss)	$456	$456
Denominator:
Basic and diluted weighted average number of shares outstanding	50,000	50,000
Basic and diluted net income (loss) per share	$0.01	$0.01

	2025	2024
Basic and diluted net loss per share:
Numerator
Allocation of net loss	$(6,805)	$(29,753)
Denominator:
Basic and diluted weighted average number of shares outstanding	50,000	50,000
Basic and diluted net loss per share	$(0.14)	$(0.60)